Deposits - Schedule of Composition of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Demand noninterest-bearing	$ 205,788	$ 150,283
Interest checking and money market	381,502	263,136
Savings	74,792	57,136
Time deposits $250,000 and over	28,825	55,682
Other time deposits	52,289	59,641
Total deposits	$ 743,196	$ 585,878	$ 566,901	$ 512,628	$ 485,719
Demand noninterest-bearing, percentage	28.00%	26.00%
Interest checking and money market, percentage	51.00%	45.00%
Savings, percentage	10.00%	10.00%
Time deposits $250,000 and over, percentage	4.00%	9.00%
Other time deposits, percentage	7.00%	10.00%
Total, percentage	100.00%	100.00%